Warranty liability	12 Months Ended
Dec. 31, 2020
Product Warranties Disclosures [Abstract]
Warranty liability
16. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2020	2019
Balance, beginning of year	$8,901	$4,941
Warranty claims	(6,906)	(1,863)
Warranty accruals	16,191	6,794
Change in estimate	(291)	(481)
Impact of foreign exchange changes	1,041	(490)
Balance, end of year	18,936	8,901
Less: Current portion	(10,749)	(4,505)
Long-term portion	$8,187	$4,396

During the year ended December 31, 2020, the Company recorded a $11,224 warranty accrual related to a field service campaign for the replacement of a pressure release device that the Company manufactures and sells to OEM customers. No safety events or field performance issues have been identified from this product. The Company recorded an insurance recovery of $8,865 related to this issue during the year ended December 31, 2020, including $3,521 in other receivables and $5,344 as an other long-term asset .